IFRS 7 Disclosures - Schedule of Maturity of Financial Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Carrying value of deposits from Bank clients	$ 20,720	$ 20,889
Level 2 [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Fair value of deposits from Bank clients	$ 20,746	$ 21,085